Convertible Notes (Details) - Schedule of the fair value of warrants of the derivative at each balance sheet - Black-Scholes option-pricing model one [Member] - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes (Details) - Schedule of the fair value of warrants of the derivative at each balance sheet [Line Items]
Common stock price (in Dollars per share)		$ 3.94	$ 1.39
Expected volatility	251.36%	312.00%	227.88%
Expected term	4 years 5 months 4 days	4 years 2 months 4 days	4 years 8 months 4 days
Risk free rate	0.19%	0.70%	0.19%
Expected dividend yield	0.00%	0.00%	0.00%
Fair Market Value of Warrants (in Dollars)		$ 10	$ 4